Loss per share (Details Narrative) - shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Loss Per Share Details Narrative
Anti-dilutive exercise of stock options	850,000	30,000	70,000